UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		July 26, 1999

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
    Name of Issuer    Title of  Cusip    Fair Market  Shares ofInvestment Discretion   ManagersVoting Authority (Shares)
                       Class    Number      Value     Principal(a) Sol(b) Share(c) Shared      (a) Sol(b) Share(c) None
                                                       Amount                   Other

Abbott Labs           Common  002824100    15,318,600  337,600  8,800  328,800   None    None   3,000   None    334,600
Allstate Corp.        Common  020002101     1,987,977   55,414      0   55,414   None    None       0   None     55,414
American Home         Common  026609107     2,874,488   50,100      0   50,100   None    None       0   None     50,100
Ameritech, Corp.      Common  030954101     3,616,200   49,200  1,200   48,000   None    None   1,200   None     48,000
Automatic Data ProcessCommon  053015103     2,182,400   49,600      0   49,600   None    None       0   None     49,600
BMC Software Inc.     Common  055921100    13,101,480  242,620  1,300  241,320   None    None       0   None    242,620
BP Amoco p.l.c.       ADS     055622104    17,049,489  157,138  3,437  153,701   None    None   1,587   None    155,551
Barra Inc.            Common  068313105       232,300    9,200  3,000    6,200   None    None   1,200   None      8,000
Berkshire Hathaway IncClass A 084670108       137,800        2      0        2   None    None       0   None          2
Berkshire Hathaway IncClass B 084670207    10,075,520    4,498    128    4,370   None    None      55   None      4,443
Biomatrix Inc.        Common  09060P102       802,125   37,200  5,000   32,200   None    None   2,000   None     35,200
Buckeye Cellulose CorpCommon  11815H104       759,375   50,000      0   50,000   None    None       0   None     50,000
Coca Cola Co.         Common  191216100     3,671,640   59,220    400   58,820   None    None       0   None     59,220
Colgate-Palmolive Co. Common  194162103     4,708,300   95,600    800   94,800   None    None       0   None     95,600
Disney, (Walt) Co.    Common  254687106    12,102,102  392,766  7,700  385,066   None    None   2,400   None    390,366
Exxon Corp.           Common  302290101    15,455,850  200,400  5,300  195,100   None    None   2,400   None    198,000
First Health Group CorCommon  320960107       571,406   26,500      0   26,500   None    None       0   None     26,500
First Union Corp      Common  337358105       297,736    6,318      0    6,318   None    None       0   None      6,318
General Electric Co.  Common  369604103    26,264,025  232,425  1,600  230,825   None    None       0   None    232,425
Grainger,  W.W. Inc.  Common  384802104     2,260,125   42,000      0   42,000   None    None       0   None     42,000
Hewlett Packard Co.   Common  428236103    10,267,080  102,160  4,700   97,460   None    None   2,000   None    100,160
Intel Corp.           Common  458140100    22,113,175  371,650  6,800  364,850   None    None   4,000   None    367,650
International BusinessCommon  459200101     2,247,916   17,392  2,000   15,392   None    None   2,000   None     15,392
JLG Industries Inc.   Common  466210101     4,208,966  206,575  2,800  203,775   None    None       0   None    206,575
Johnson & Johnson     Common  478160104    30,938,600  315,700  4,500  311,200   None    None   3,000   None    312,700
Leggett & Platt Inc.  Common  524660107    11,043,788  397,080 17,300  379,780   None    None   6,400   None    390,680
Lucent Tecnologies IncCommon  549463107     4,556,887   67,572  2,180   65,392   None    None   1,296   None     66,276
Merck & Co. Inc.      Common  589331107    37,432,423  508,420  8,120  500,300   None    None   3,000   None    505,420
Microsoft Corp.       Common  594918104    24,851,166  275,550  3,200  272,350   None    None       0   None    275,550
MidAmerica Energy HoldCommon  59562V107       398,188   11,500      0   11,500   None    None       0   None     11,500
Herman Miller Inc.    Common  600544100     6,879,600  327,600 15,800  311,800   None    None   6,000   None    321,600
Molex Inc.            Common  608554101     6,647,272  179,656  1,406  178,250   None    None   1,406   None    178,250
Molex Inc. Class A    Class A 608554200     7,726,226  245,277 10,760  234,517   None    None   3,906   None    241,371
Morgan, (J. P.) & Co. Common  616880100       632,250    4,500      0    4,500   None    None       0   None      4,500
Motorola, Inc         Common  620076109    10,362,523  109,367  4,300  105,067   None    None   1,800   None    107,567
Napro Biotherapeutics Common  630795102        63,438   35,000      0   35,000   None    None       0   None     35,000
Networks  Associates  Common  640938106        11,016      750    750        0   None    None       0   None        750
Newell Co.            Common  651192106     1,530,375   33,000      0   33,000   None    None       0   None     33,000
Northern Trust Corp.  Common  665859104     7,650,390   78,870  5,500   73,370   None    None   2,100   None     76,770
Old Second Bancorp    Common  680277100     1,317,600   48,800      0   48,800   None    None       0   None     48,800
Pepsico, Inc          Common  713448108    12,960,313  335,000  8,100  326,900   None    None   3,000   None    332,000
Philip Morris Inc.    Common  718167109       430,006   10,700      0   10,700   None    None       0   None     10,700
Qualcomm, Inc.        Common  747525103     9,155,300   63,800  1,000   62,800   None    None       0   None     63,800
Raytheon Co. Class B  Class B 755111408     1,247,850   17,700      0   17,700   None    None       0   None     17,700
Schering- Plough, Inc.Common  806605101    35,512,470  676,428 12,000  664,428   None    None   5,600   None    670,828
Schlumberger, Ltd.    Common  806857108     9,877,931  155,100    700  154,400   None    None       0   None    155,100
State Street Corp.    Common  857119101    25,870,333  303,020  8,000  295,020   None    None   3,300   None    299,720
Strattec Security CorpCommon  863111100     1,096,875   32,500      0   32,500   None    None       0   None     32,500
Sysco Corp.           Common  871829107     3,827,925  128,400  2,000  126,400   None    None       0   None    128,400
Thermo Electron Corp. Common  883556102     5,699,495  284,087  8,362  275,725   None    None   3,375   None    280,712
Tricon Global Rest.   Common  895953107     1,540,398   28,460  1,280   27,180   None    None     300   None     28,160
Tyco International LtdCommon  902124106       284,250    3,000      0    3,000   None    None       0   None      3,000
Walgreen Co.          Common  931422109    18,800,000  640,000 20,000  620,000   None    None   9,600   None    630,400
Wausau Mosinee  Corp. Common  943315101       329,616   18,312      0   18,312   None    None       0   None     18,312

COLUMN TOTALS                             450,980,575


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